Organization and Basis of Presentation (Notes)	12 Months Ended
Dec. 31, 2013
Organization and Basis of Presentation [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.  Organization and Basis of Presentation
a) Organization — EverBank Financial Corp (the Company) is a savings and loan holding company with two direct operating subsidiaries, EverBank (EB) and EverBank Funding, LLC (EBF). EB is a federally chartered thrift institution with its home office located in Jacksonville, Florida. Its direct banking services are offered nationwide. In addition, EB operates financial centers in Florida and commercial and consumer lending centers across the United States. EB (a) accepts deposits from the general public; (b) originates, purchases, services, sells and securitizes residential real estate mortgage loans, commercial real estate loans and commercial loans and leases; (c) originates consumer and home equity loans; and (d) offers full-service securities brokerage and investment advisory services.
EB’s subsidiaries are:
•AMC Holding, Inc., the parent of CustomerOne Financial Network, Inc.;
•Tygris Commercial Finance Group, Inc. (Tygris), the parent of EverBank Commercial Finance, Inc.;
•EverInsurance, Inc.;
•Elite Lender Services, Inc.;
•EverBank Wealth Management, Inc. (EWM); and
•Business Property Lending, Inc.

On February 14, 2013, the Company formed EverBank Funding, LLC, a Delaware limited liability company, to facilitate the pooling and securitization of mortgage loans for issuance into the secondary market.
On January 31, 2012, as part of a tax-free reorganization, the assets, liabilities and business activities of EWM were transferred to EB.
b) Reincorporation — In September 2010, EverBank Financial Corp, a Florida corporation (EverBank Florida), formed EverBank Financial Corp, a Delaware corporation (EverBank Delaware). Subsequent to its formation, EverBank Delaware held no assets, had no subsidiaries and did not engage in any business or other activities except in connection with its formation. In May 2012, EverBank Delaware completed an initial public offering with its common stock listed on the New York Stock Exchange LLC (NYSE) under the symbol “EVER”. Immediately preceding the consummation of that offering, EverBank Florida merged with and into EverBank Delaware, with EverBank Delaware continuing as the surviving corporation and succeeding to all of the assets, liabilities and business of EverBank Florida. The merger resulted in the following:

•	All of the outstanding shares of common stock of EverBank Florida were converted into approximately 77,994,699 shares of EverBank Delaware common stock;

•	All of the outstanding shares of Series B Preferred Stock of EverBank Florida were converted into 15,964,644 shares of EverBank Delaware common stock;

•	As a result of the reincorporation of EverBank Florida in Delaware, the Company is now governed by the laws of the State of Delaware.
Reincorporation of EverBank Florida in Delaware did not result in any change in the business, management, fiscal year, assets, liabilities or location of the principal facilities of the Company.
c) Basis of Presentation — The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The accompanying consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. The results of operations for acquired companies are included from their respective dates of acquisition.
Accounting principles generally accepted in the United States of America require management to make estimates that affect the reported amounts and disclosures of contingencies in the consolidated financial statements. Estimates by their nature are based on judgment and available information. Material estimates relate to the Company’s allowance for loan and lease losses, loans and leases acquired with evidence of credit deterioration, repurchase obligations, contingent liabilities, and the fair values of investment securities, loans held for sale, MSR and derivative instruments. Because of the inherent uncertainties associated with any estimation process and future changes in market and economic conditions, it is possible that actual results could differ significantly from those estimates.
d) Stock Split — On January 27, 2011, the Company effected a 15 for 1 split of its common stock. Pursuant to Accounting Standards Codification (ASC) 260, Earnings per Share, all share and per share disclosures have been retroactively restated to reflect the stock split.
e) Supplemental Cash Flow Information - Noncash investing and financing activities are presented in the following table for the years ended December 31, 2013, 2012, and 2011:

	2013	2012	2011
Supplemental Schedules of Noncash Investing Activities:
Loans transferred to foreclosure claims	$630,543	$517,543	$233,758
Loans transferred from held for sale to held for investment	810,885	1,953,013	15,788
Loans transferred from held for investment to held for sale	725,610	242,878	780,391
Additions of originated mortgage servicing assets for loans sold	100,426	76,238	56,268

Supplemental Schedules of Noncash Financing Activities:
Conversion of preferred stock	$—	$135,585	$—

f) Reclassification — Certain prior year amounts have been aggregated or disaggregated to conform to the current year presentation. These reclassifications have no effect on previously reported net income (losses) available to common shareholders, income (losses) per common share, or shareholders’ equity.